CONNER & WINTERS, LLP

LAWYERS

4000 ONE WILLIAMS CENTER

TULSA, OKLAHOMA 74172-0148

(918) 586-5711

FAX (918) 586-8548

_____

WRITER’S DIRECT NUMBER

(918) 586-8961

WRITER’S FAX NUMBER

(918) 586-8661

WRITER’S E-MAIL ADDRESS

mberman@cwlaw.com

March 30, 2007

Securities and Exchange Commission

100 F Street, N.E.,

Washington, D.C. 20549

Re:	Willbros Group, Inc.

Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-139499)

Ladies and Gentlemen:

On behalf of Willbros Group, Inc. (the "Company"), submitted herewith for filing with your office pursuant to the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is a complete Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-139499), including exhibits, covering the resale of (i) common stock of the Company previously sold in a private placement completed in October 2006 and (ii) common stock issuable upon the exercise of warrants to purchase common stock, which were also sold in the October private placement.

If you have any questions, please do not hesitate to call me at (918) 586-8961.

Very truly yours,

/s/	Mark D. Berman

Mark D. Berman

Enclosures

xc:	Mr. Van A. Welch

Willbros Group, Inc.